Interest in Gibraltar Joint Venture - Summary of Joint Venture Financial Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Cash and equivalents	$ 45,665	$ 80,231	$ 89,030
Current assets	104,431	145,736
Current liabilities	57,434	61,409
Long-term debt	345,625	317,948
Provision for environmental rehabilitation	97,914	107,874
Revenues	343,870	378,299
Production costs	(231,867)	(200,583)
Depletion and amortization	(70,781)	(47,722)
Other operating expense	305	(108)
Interest expense	(32,077)	(30,965)
Foreign exchange gain (loss)	(26,251)	16,852
Net earnings	(35,774)	34,262
Other comprehensive income	13,675	(11,968)
Comprehensive income for joint arrangement	(22,099)	22,294
Gibraltar Joint Venture [member]
Disclosure of joint ventures [line items]
Cash and equivalents	47,707	52,383
Other current assets	72,423	83,323
Current assets	120,130	135,706
Non-current assets	1,122,289	1,167,787
Accounts payable and accrued liabilities	45,301	53,312
Other current financial liabilities	14,172	15,865
Current liabilities	59,473	69,177
Long-term debt	18,589	21,151
Provision for environmental rehabilitation	128,738	142,164
Non-current liabilities	147,327	163,315
Revenues	457,600	507,212
Production costs	(311,759)	(267,548)
Depletion and amortization	(109,018)	(75,428)
Other operating expense	(4,181)	(4,632)
Write-down of mine equipment		(4,735)
Interest expense	(5,116)	(5,927)
Interest income	1,119	343
Foreign exchange gain (loss)	1,333	(907)
Net earnings	29,978	148,378
Other comprehensive income	104	90
Comprehensive income for joint arrangement	$ 30,082	$ 148,468